UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22767
                                                    -----------

                      First Trust Exchange-Traded Fund VII
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
              ----------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2017
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VII
--------------------------------------------------------------------------------

First Trust Global Tactical Commodity Strategy Fund (FTGC)

----------------------------
Annual Report
For the Year Ended
December 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                                 ANNUAL REPORT
                               DECEMBER 31, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Consolidated Portfolio of Investments........................................  7
Consolidated Statement of Assets and Liabilities.............................  9
Consolidated Statement of Operations......................................... 10
Consolidated Statements of Changes in Net Assets............................. 11
Consolidated Financial Highlights............................................ 12
Notes to Consolidated Financial Statements................................... 13
Report of Independent Registered Public Accounting Firm...................... 19
Additional Information....................................................... 20
Board of Trustees and Officers............................................... 25
Privacy Policy............................................................... 27

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Global Tactical Commodity Strategy Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2017


Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust Global Tactical Commodity Strategy Fund which contains detailed information about your investment for the twelve months ended December 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.

This was a very strong year for U.S. markets. The three major indices--the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq posted their best performance since 2013. And there was more good news for Wall Street:

      o The S&P 500(R) achieved something it had not previously finishing 2017 with 12 months of gains;

      o The Dow Jones realized a milestone as well closing above 24,000 for the first time ever on November 30; and

      o The Nasdaq set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

World markets were also strong in 2017. According to the MSCI AC World Index, which captures all sources of equity returns in 23 developed and 24 emerging markets, world stocks rose every month in 2017. The value of public companies on global stock markets grew by $12.4 trillion during the year.

In 2017, stocks benefitted from increased global demand, growth in corporate profits (especially technology stocks) and an accommodative Federal Reserve. The housing market in the United States continues to grow due to a strong job market, low interest rates and tight inventory. As the year came to a close, President Trump signed the tax reform package, called the "Tax Cuts and Jobs Act," which was seen as a promise kept by then-candidate Trump to accomplish sweeping reform. It is hoped this tax reform will boost economic activity to greater highs.

At First Trust, we are optimistic about the U.S. economy. We also continue to believe that you should invest for the long term and be prepared for market volatility, which can happen at any time. How can you do this? By keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan through your investment. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)

First Trust Global Tactical Commodity Strategy Fund's (the "Fund") investment objective is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve attractive risk-adjusted return by investing in commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's advisor (the "Advisor").

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, references to the Fund's investments include the Fund's indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Subsidiary seeks to make investments generally in Commodities Instruments while managing volatility. Investment weightings of the underlying Commodities Instruments held by the Subsidiary are rebalanced in an attempt to stabilize risk levels. The dynamic weighting process is designed to result in a disciplined, systematic investment process, which is keyed off of the Advisor's volatility forecasting process. The Subsidiary may have both long and short positions in Commodities Instruments. However, for a given Commodity Instrument the Subsidiary will provide a net long exposure.

The remainder of the Fund's assets will primarily be invested in: (1) short-term investment grade fixed income securities that include U.S. government and agency securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements; (2) money market instruments; (3) ETFs and other investment companies registered under the Investment Company Act of 1940, as amended; and
(4) cash and other cash equivalents. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodities Instruments exposure on a day-to-day basis.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                       1 Year Ended    Inception (10/22/13)  Inception (10/22/13)
                                                         12/31/17           to 12/31/17          to 12/31/17
FUND PERFORMANCE
NAV                                                         2.89%              -8.12%              -29.91%
Market Price                                                2.49%              -8.19%              -30.11%

INDEX PERFORMANCE
Bloomberg Commodity Index                                   1.70%              -8.23%              -30.22%
S&P GSCI(R) Total Return Index                              5.77%             -14.18%              -47.32%
S&P 500(R) Index                                           21.83%              12.91%               66.33%
--------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC) (CONTINUED)

----------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   OCTOBER 22, 2013 - DECEMBER 31, 2017

             First Trust Global
             Tactical Commodity            Bloomberg              S&P GSCI(R) Total            S&P 500(R)
            Strategy Fund (FTGC)        Commodity Index             Return Index                  Index
10/22/13          $10,000                  $10,000                    $10,000                   $10,000
12/31/13            9,930                    9,817                      9,952                    10,580
6/30/14            11,237                   10,512                     10,520                    11,335
12/31/14            8,749                    8,147                      6,661                    12,089
6/30/15             8,259                    8,020                      6,647                    12,177
12/31/15            6,775                    6,138                      4,472                    12,195
6/30/16             7,195                    6,952                      4,913                    12,664
12/31/16            6,811                    6,861                      4,981                    13,654
6/30/17             6,568                    6,500                      4,471                    14,929
12/31/17            7,005                    6,977                      5,268                    16,634
----------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 23, 2013 (commencement of trading) through December 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/23/13 - 12/31/13          36                0              0              0
1/1/14 - 12/31/14           188                5              1              0
1/1/15 - 12/31/15           122                4              1              0
1/1/16 - 12/31/16           142                1              0              0
1/1/17 - 12/31/17           120                1              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/23/13 - 12/31/13           9                3              0              0
1/1/14 - 12/31/14            57                1              0              0
1/1/15 - 12/31/15           124                1              0              0
1/1/16 - 12/31/16           109                0              0              0
1/1/17 - 12/31/17           130                0              0              0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                                 ANNUAL REPORT
                         DECEMBER 31, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Global Tactical Commodity Strategy Fund (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

                                   COMMENTARY

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. For performance measurement, the Fund is benchmarked against the unmanaged Bloomberg Commodity Index (the "Benchmark"). This commentary discusses the 12-month market and Fund performance ended December 31, 2017.

OVERALL MARKET RECAP

U.S. economic growth increased in 2017 over 2016, with the average annualized quarterly growth rate increasing to 2.7% in 2017 from 1.9% in 2016. The unemployment rate declined throughout the year, falling from 4.7% to 4.1% during the fiscal period. The total number of non-farm payroll jobs added to the U.S. economy during the fiscal period, as measured by the Bureau of Labor Statistics, was approximately 2.05 million.

The improving performance of the U.S. economy and the decline in the unemployment rate prompted the Federal Reserve Open Market Committee ("FOMC") to continue to raise the Fed Funds rate. As a result, short-term interest rates are up approximately 0.75% in the past year. For the first time since 2008, an investor can earn more than 1.00% on an annualized basis by investing in U.S. 3 Month Government T-Bills. The FOMC also announced a plan to gradually reduce the size of its bloated balance sheet, further confirming their view that the U.S. economy is finally recovering from the Global Financial Crisis of 2008-2009, in our opinion.

The U.S. equity markets posted strong positive performance for the fiscal period while simultaneously displaying extremely low levels of volatility. As measured by the S&P 500(R), operating earnings were up 17.6% year over year and the total return for the S&P 500(R) was 21.83% for the fiscal period. Despite a raucous political environment ushered in by the new administration, volatility was extremely subdued in the equity markets with no negative return months for the S&P 500(R) in 2017. In fact, the S&P 500(R) was up for fourteen straight months as of December 31, 2017.

Commodity markets, as measured by the Benchmark, returned 1.70% during the fiscal period. The standout sectors for the year were industrial and precious metals, which rallied strongly throughout the year, finishing up 29.35% and 10.94%, respectively. Offsetting those gains was the weak performance from the agricultural and energy sectors which declined by -11.05% and -4.31%, respectively.

FUND PERFORMANCE

The Fund's performance for the time period from December 31, 2016 to December 31, 2017 was positive 2.89% on a net asset value ("NAV") basis and 2.49% on a market price basis. The Fund's Benchmark returned 1.70% over the same period.

The global commodity market is made up of several separate markets including agriculture, oil, industrial metals, and precious metals. These commodities are the building blocks of every economy in the world. Holding a physical commodity is not practical for most investors, but the futures market provides an alternative way to seek exposure to commodities. Individual commodity futures contracts and the unmanaged benchmarks that measure their performance offer attractive opportunities for investors to potentially diversify their portfolios and protect themselves against unforeseen rises in inflation; however, commodities and their benchmarks can be volatile. The Fund employs an investment style that seeks to control the Fund's risk profile to a relatively stable band, thus providing investors broadly diversified commodity exposure with more risk stability than traditional unmanaged commodity benchmarks.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                                 ANNUAL REPORT
                         DECEMBER 31, 2017 (UNAUDITED)

During the performance period, the Fund held allocations in 26 different commodities at various points in time. The Fund's average sector allocation was 24% energy, 16% industrial metals, 17% precious metals, and 43% agricultural/livestock. As of December 31, 2017, the Fund held 27.9% in energy related futures contracts, 16.3% in industrial metals, 13.0% in precious metals, and 42.3% in agricultural/livestock products. The major allocation changes occurred during the first half of the year as the Fund gradually allocated away from agricultural futures contracts to energy related futures contracts. Overall, the agricultural contract exposure decreased by 14% while energy related exposure increased by 10% during the fiscal period.

The primary driver of the Fund's relative outperformance to the Benchmark during the fiscal period was the Fund's underweight in energy related commodities during the first half of the year. During that time period, the energy sub-index total return was -19.99%. The Fund, relative to the Benchmark, was on average 9.47% underweight in the first quarter and 5.84% underweight in the second quarter. As energy rebounded in the second half of the fiscal period, the Fund was much closer to Benchmark weighting, resulting in small amounts of incremental outperformance. During the fiscal period, the Fund was on average underweight industrial metals, which resulted in incremental underperformance offsetting some of the gains from the energy allocation. The Fund also lost incrementally on its precious metals allocations while earning return on its livestock allocation.

Please see the Consolidated Portfolio of Investments for a complete list of all positions within the portfolio as of December 31, 2017.

MARKET AND FUND OUTLOOK

We believe the Fund is well positioned to achieve its investment objective of seeking to provide total return by providing investors with commodity exposure while providing a relatively stable risk profile. We believe that the Fund is currently broadly diversified across commodity futures and commodity sectors and that the risk control portfolio construction process is working well. Additionally, we believe that commodities are, and will continue to be, a valuable component of any well diversified portfolio. Because commodities are not highly correlated with traditional asset classes, they can potentially decrease portfolio volatility, enhance overall return, and provide meaningful diversification to an asset allocation strategy.

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2017 (UNAUDITED)

As a shareholder of First Trust Global Tactical Commodity Strategy Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                   BEGINNING            ENDING           BASED ON THE        DURING THE
                                                 ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 JULY 1, 2017      DECEMBER 31, 2017        PERIOD           PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST GLOBAL TACTICAL COMMODITY
    STRATEGY FUND (FTGC)
Actual                                             $1,000.00           $1,066.50             0.95%             $4.95
Hypothetical (5% return before expenses)           $1,000.00           $1,020.42             0.95%             $4.84

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (July 1, 2017 through December 31, 2017), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017

Besides the following listed futures contracts of the Fund's wholly-owned subsidiary, there were no investments held by the Fund at December 31, 2017. Aggregate cost for federal income tax purposes was $0. As of December 31, 2017, the aggregate gross unrealized appreciation for all futures contracts in which there as an excess of value over tax cost was $7,858,578 and the aggregate gross unrealized depreciation for all futures contracts in which there was an excess of tax cost over value was $1,354,276. The net unrealized appreciation was $6,504,302.

The following futures contracts of the Fund's wholly-owned subsidiary were open at December 31, 2017 (see Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                            UNREALIZED
                                                                                           APPRECIATION
                                             NUMBER          NOTIONAL       EXPIRATION    (DEPRECIATION)/
                                          OF CONTRACTS        VALUE            DATE           VALUE
--------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
--------------------------------------------------------------------------------------------------------
Brent Crude Futures                           175         $   11,702,250      Jan-18      $      753,287
Cattle Feeder Futures                          31              2,263,000      Jan-18            (113,321)
Cocoa Futures                                 487              9,214,040      Mar-18            (954,306)
Coffee "C" Futures                            119              5,631,675      Mar-18            (109,782)
Copper Futures                                188             15,512,350      Mar-18             966,292
Corn Futures                                  208              3,647,800      Mar-18              (8,809)
Cotton No. 2 Futures                          237              9,317,655      Mar-18             676,194
Gasoline RBOB Futures                          14              1,055,930      Jan-18              52,221
Gasoline RBOB Futures                         150             11,423,790      Feb-18             695,797
Gold 100 Oz. Futures                           88             11,521,840      Feb-18             311,661
Lean Hogs Futures                             185              5,311,350      Feb-18             351,017
Live Cattle Futures                            48              2,333,760      Feb-18             (63,365)
LME Lead Futures                               29              1,803,438      Mar-18             (28,094)
LME Nickel Futures                             81              6,201,360      Mar-18             793,152
LME Zinc Futures                               85              7,066,687      Mar-18             367,031
Low Sulphur Gasoil "G" Futures                171             10,264,275      Jan-18             723,614
Low Sulphur Gasoil "G" Futures                 34              2,045,950      Feb-18             121,450
Natural Gas Futures                            88              2,598,640      Jan-18             212,520
NY Harbor ULSD Futures                         68              5,837,093      Feb-18             368,501
Silver Futures                                151             12,944,475      Mar-18              89,947
Soybean Futures                               137              6,587,988      Mar-18            (149,093)
Soybean Meal Futures                          406             12,862,080      Mar-18            (357,585)
Soybean Oil Futures                           482              9,618,792      Mar-18            (124,645)
Sugar #11 (World) Futures                     752             12,768,358      Feb-18             955,868
WTI Crude Futures                             124              7,494,560      Feb-18             409,436
                                                          --------------                  --------------
                                                          $  187,029,136                  $    5,938,988
                                                          ==============                  ==============


                See Notes to Consolidated Financial Statements            Page 7

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE

                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       12/31/2017        PRICES          INPUTS          INPUTS
                                                      ------------    ------------    ------------    ------------
Futures Contracts...................................  $  7,847,988    $  7,847,988    $         --    $         --
                                                      ============    ============    ============    ============

                                               LIABILITIES TABLE
                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       12/31/2017        PRICES          INPUTS          INPUTS
                                                      ------------    ------------    ------------    ------------
Futures Contracts...................................  $ (1,909,000)   $ (1,909,000)   $         --    $         --
                                                      ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


Page 8          See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2017

ASSETS:
Cash...................................................................       $  178,016,004
Cash segregated as collateral for open futures contracts...............            4,180,817
Receivables:
   Variation margin....................................................            7,847,988
   Due from broker.....................................................               20,316
                                                                              --------------
   Total Assets........................................................          190,065,125
                                                                              --------------

LIABILITIES:
Payables:
   Variation margin....................................................            1,909,000
   Investment advisory fees............................................              151,495
                                                                              --------------
   Total Liabilities...................................................            2,060,495
                                                                              --------------
NET ASSETS.............................................................       $  188,004,630
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  183,705,233
Par value..............................................................               90,533
Accumulated net investment income (loss)...............................           (1,730,124)
Accumulated net realized gain (loss) on futures........................                   --
Net unrealized appreciation (depreciation) on futures..................            5,938,988
                                                                              --------------
NET ASSETS.............................................................       $  188,004,630
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        20.77
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            9,053,334
                                                                              ==============

                See Notes to Consolidated Financial Statements            Page 9

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

INVESTMENT INCOME:
Interest...............................................................       $      946,950
                                                                              --------------
   Total investment income.............................................              946,950
                                                                              --------------

EXPENSES:
Investment advisory fees...............................................            1,447,873
                                                                              --------------
   Total expenses......................................................            1,447,873
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................             (500,923)
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on futures....................................           (2,017,325)
Net change in unrealized appreciation (depreciation) on futures........            7,999,107
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            5,981,782
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $    5,480,859
                                                                              ==============


Page 10         See Notes to Consolidated Financial Statements

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   YEAR                YEAR
                                                                                  ENDED               ENDED
                                                                                12/31/2017          12/31/2016
                                                                              --------------      --------------
OPERATIONS:
Net investment income (loss)................................................   $    (500,923)     $   (2,050,644)
Net realized gain (loss)....................................................      (2,017,325)         (4,154,196)
Net change in unrealized appreciation (depreciation)........................       7,999,107           2,687,641
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from operations.............       5,480,859          (3,517,199)
                                                                              --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................      (2,260,617)                 --
                                                                              --------------      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................................      90,418,865         334,315,835
Cost of shares redeemed.....................................................    (104,931,821)       (315,501,696)
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions.............................................................     (14,512,956)         18,814,139
                                                                              --------------      --------------
Total increase (decrease) in net assets.....................................     (11,292,714)         15,296,940

NET ASSETS:
Beginning of period.........................................................     199,297,344         184,000,404
                                                                              --------------      --------------
End of period...............................................................  $  188,004,630      $  199,297,344
                                                                              ==============      ==============
Accumulated net investment income (loss) at end of period...................  $   (1,730,124)     $    3,048,741
                                                                              ==============      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................................       9,753,334           9,053,334
Shares sold.................................................................       4,450,000          16,050,000
Shares redeemed.............................................................      (5,150,000)        (15,350,000)
                                                                              --------------      --------------
Shares outstanding, end of period...........................................       9,053,334           9,753,334
                                                                              ==============      ==============


                See Notes to Consolidated Financial Statements           Page 11

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      YEAR ENDED DECEMBER 31,                PERIOD
                                                     ---------------------------------------------------      ENDED
                                                         2017         2016         2015         2014     12/31/2013 (a)
                                                     ------------ ------------ ------------ ------------ --------------
Net asset value, beginning of period...............    $  20.43     $  20.32     $  26.24     $  29.78      $  29.99
                                                       --------     --------     --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).......................       (0.03)       (0.20)       (0.34)       (0.38)        (0.05)
Net realized and unrealized gain (loss)............        0.62         0.31        (5.58)       (3.16)        (0.16)
                                                       --------     --------     --------     --------      --------
Total from investment operations...................        0.59         0.11        (5.92)       (3.54)        (0.21)
                                                       --------     --------     --------     --------      --------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..............................       (0.25)          --           --           --            --
                                                       --------     --------     --------     --------      --------
Net asset value, end of period.....................    $  20.77     $  20.43     $  20.32     $  26.24      $  29.78
                                                       ========     ========     ========     ========      ========
TOTAL RETURN (b)...................................        2.89%        0.54%      (22.56)%     (11.89)%       (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............    $188,005     $199,297     $184,000     $175,910      $  3,077
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets......        0.95%        0.95%        0.95%        0.95%         0.95% (c)
Ratio of net investment income (loss) to average
   net assets......................................       (0.33)%      (0.81)%      (0.92)%      (0.92)%       (0.92)% (c)
Portfolio turnover rate (d)........................           0%           0%           0%           0%            0%


(a) Inception date is October 22, 2013, which is consistent with the commencement of investment operations. First Trust Portfolios L.P. seeded the Fund on September 9, 2013, in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 12         See Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               DECEMBER 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Global Tactical Commodity Strategy Fund (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FTGC on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on October 22, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash, and in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               DECEMBER 31, 2017

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of December 31, 2017, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Consolidated Statement of Operations.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as "Variation margin" payable or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               DECEMBER 31, 2017

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. At December 31, 2017, the Fund had restricted cash held of $4,180,817, which is included in "Cash segregated as collateral for open futures contracts" on the Consolidated Statement of Assets and Liabilities.

D. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended December 31, 2017 and 2016 was as follows:

Distributions paid from:                 2017                     2016
Ordinary income                     $    2,260,617           $           --

As of December 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

         Undistributed         Accumulated        Net Unrealized
           Ordinary            Capital and         Appreciation
            Income             Other Gains        (Depreciation)
        ---------------      ---------------      ---------------
           $ 94,423            $ (565,314)          $ 6,504,302

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2017, the Fund had no capital loss carryforwards outstanding for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2014, 2015, 2016, and 2017 remain open to federal and state audit. As of December 31, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               DECEMBER 31, 2017

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on futures on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on futures. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the year ended December 31, 2017, the adjustments for the Fund were as follows:

                               Accumulated
          Accumulated         Net Realized
        Net Investment         Gain (Loss)            Paid-in
         Income (Loss)         on Futures             Capital
        ---------------      ---------------      ---------------
         $ (2,017,325)         $ 2,017,325             $ --

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (see Note 3).

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for derivative instruments within the Consolidated Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's and the Subsidiary's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

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--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               DECEMBER 31, 2017

                     4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, derivatives and in-kind transactions, were $0 and $0, respectively.

For the year ended December 31, 2017, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at December 31, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                                      --------------------------------------------    --------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVE                               STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   -----------
Futures           Commodity Risk      Variation Margin Receivable      $ 7,847,988    Variation Margin Payable         $ 1,909,000

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the year ended December 31, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on futures                               $(2,017,325)
Net change in unrealized appreciation (depreciation) on futures     7,999,107

During the year ended December 31, 2017, the notional values of futures contracts opened and closed were $1,252,045,258 and $1,268,378,082, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                               DECEMBER 31, 2017

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND AND SUBSIDIARY:

OPINION ON THE CONSOLIDATED FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL HIGHLIGHTS

We have audited the accompanying consolidated statement of assets and liabilities of First Trust Global Tactical Commodity Strategy Fund and Subsidiary (the "Fund"), a series of the First Trust Exchange-Traded Fund VII, including the consolidated portfolio of investments, as of December 31, 2017, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the periods presented, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2018

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                                TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2017, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider the Fund's investment objective, risks, charges and expenses carefully before investing. You can download the Fund's prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of First Trust Exchange-Traded Fund VII.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTION RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Commodities Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodities Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity, derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DERIVATIVES INVESTMENT RISK. The Fund, through the Subsidiary, invests in products generally referred to as "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, an underlying reference asset, such as a commodity, an index, or an interest or a currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as credit risk, interest rate risk and market risk. In addition, they involve the risk that changes in the value of the derivative may not correlate perfectly or substantially with the underlying asset, rate or index. Fund losses are likely to occur if the values do not correlate as expected. Derivatives can be volatile and may be less liquid than other securities. A lack of liquidity could result in the Fund being unable to close out a derivatives transaction in a cost-efficient manner. Moreover, unlike a publicly traded security for which the value is readily ascertainable, derivatives may at times be difficult to value.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. Derivative instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. These risks are heightened when derivatives are used to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

The Fund's use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund's investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. The risk of loss from certain short derivative positions is theoretically unlimited. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with the guidance from the Securities and Exchange Commission regarding asset segregation requirements to cover certain derivative positions. The success of the Fund's derivatives strategies will depend on the Advisor's ability to manage these sophisticated instruments.

The U.S. government has recently enacted legislation which includes new regulation of derivatives markets. Because the legislation leaves much to rule making, and many rules are not yet final, the ultimate impact remains unclear. Regulatory changes could restrict the ability of the Fund and Subsidiary to engage in derivative transactions or increase the cost of these transactions, which may make it difficult or impossible for the Fund to pursue its investment strategy.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

FOREIGN COMMODITY MARKETS RISK. The Fund, through the Subsidiary, engages in trading on commodity markets outside the United States on behalf of the Fund. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund determines its net assets in United States dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The Fund regularly purchases and subsequently sells, i.e., "rolls," individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the Fund rolls them into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

LIQUIDITY RISK. The Fund invests in Commodities Instruments, which may be less liquid than other types of investments. The illiquidity of Commodities Instruments could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. INVESTMENT RISK. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities by the Subsidiary to rebalance the Fund's exposure to various market sectors. The Subsidiary's higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may engage in "short sale" transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodities Instruments (other than derivatives described in Revenue Rulings 2006 1 and 2006
31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service ("IRS") suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which is still ongoing. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies.

In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of the failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Commodities Instrument may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Global Tactical Commodity Strategy Fund it manages (the "Fund") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2017, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $1,545,093. This figure is comprised of $383,415 paid (or to be paid) in fixed compensation and $1,161,678 paid (or to be paid) in variable compensation. There were a total of 16 beneficiaries of the remuneration described above. Those amounts include $56,223 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,488,870 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 E. Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST    DIRECTORSHIPS
                                 AND YEAR FIRST                                                  FUND COMPLEX     HELD BY TRUSTEE
   NAME, YEAR OF BIRTH AND         ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o  Indefinite Term    Physician, Officer, Wheaton Orthopedics;        151        None
(1951)                                                Limited Partner, Gundersen Real Estate
                                o  Since Inception    Limited Partnership (June 1992 to December
                                                      2016); Member, Sportsmed LLC (April 2007
                                                      to November 2015)


Thomas R. Kadlec, Trustee       o  Indefinite Term    President, ADM Investor Services, Inc.          151        Director of ADM
(1957)                                                (Futures Commission Merchant)                              Investor Services,
                                o  Since Inception                                                               Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee        o  Indefinite Term    President, Hibs Enterprises (Financial and      151        Director of Trust
(1956)                                                Management Consulting)                                     Company of
                                o  Since Inception                                                               Illinois


Niel B. Nielson, Trustee        o  Indefinite Term    Managing Director and Chief Operating           151        Director of
(1954)                                                Officer (January 2015 to Present), Pelita                  Covenant
                                o  Since Inception    Harapan Educational Foundation                             Transport, Inc.
                                                      (Educational Products and Services);                       (May 2003 to
                                                      President and Chief Executive Officer (June                May 2014)
                                                      2012 to September 2014), Servant Interactive
                                                      LLC (Educational Products and Services);
                                                      President and Chief Executive Officer (June
                                                      2012 to September 2014), Dew Learning
                                                      LLC (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee      o  Indefinite Term    Chief Executive Officer, First Trust Advisors   151        None
and Chairman of the Board                             L.P. and First Trust Portfolios L.P.; Chairman
(1955)                          o  Since Inception    of the Board of Directors, BondWave LLC
                                                      (Software Development Company) and
                                                      Stonebridge Advisors LLC (Investment
                                                      Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)

                                POSITION AND              TERM OF OFFICE
                                  OFFICES                  AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 NAME AND YEAR OF BIRTH          WITH TRUST                   SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief           o  Indefinite Term      Managing Director and Chief Financial Officer
(1966)                   Executive Officer                                     (January 2016 to Present), Controller (January 2011
                                                       o  Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                               to January 2016), First Trust Advisors L.P. and First
                                                                               Trust Portfolios L.P.; Chief Financial Officer
                                                                               (January 2016 to Present), BondWave LLC
                                                                               (Software Development Company) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)


Donald P. Swade          Treasurer, Chief              o  Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                   Financial Officer and                                 President (April 2012 to July 2016), First Trust
                         Chief Accounting Officer      o  Since January 2016   Advisors L.P. and First Trust Portfolios L.P.


W. Scott Jardine         Secretary and Chief           o  Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                   Legal Officer                                         Trust Portfolios L.P.; Secretary and General
                                                       o  Since Inception      Counsel, BondWave LLC; and Secretary, Stonebridge
                                                                               Advisors LLC


Daniel J. Lindquist      Vice President                o  Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                         First Trust Portfolios L.P.
                                                       o  Since Inception


Kristi A. Maher          Chief Compliance              o  Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                   Officer and Assistant                                 and First Trust Portfolios L.P.
                         Secretary                     o  Since Inception


Roger F. Testin          Vice President                o  Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                         First Trust Portfolios L.P.
                                                       o  Since Inception


Stan Ueland              Vice President                o  Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                         First Trust Portfolios L.P.
                                                       o  Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                         DECEMBER 31, 2017 (UNAUDITED)


First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

USE OF WEB ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

May 2017

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VII
--------------------------------------------------------------------------------

First Trust Alternative Absolute Return Strategy ETF (FAAR)

----------------------------
Annual Report
For the Year Ended
December 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                                 ANNUAL REPORT
                               DECEMBER 31, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Consolidated Portfolio of Investments........................................  7
Consolidated Statement of Assets and Liabilities.............................  9
Consolidated Statement of Operations......................................... 10
Consolidated Statements of Changes in Net Assets............................. 11
Consolidated Financial Highlights............................................ 12
Notes to Consolidated Financial Statements................................... 13
Report of Independent Registered Public Accounting Firm...................... 19
Additional Information....................................................... 20
Board of Trustees and Officers............................................... 23
Privacy Policy............................................................... 25

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Alternative Absolute Return Strategy ETF (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of investments owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2017

Dear Shareholders:

First Trust is pleased to provide you with the annual report for the First Trust Alternative Absolute Return Strategy ETF which contains detailed information about your investment for the twelve months ended December 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.

This was a very strong year for U.S. markets. The three major indices--the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq posted their best performance since 2013. And there was more good news for Wall Street:

      o The S&P 500(R) achieved something it had not previously finishing 2017 with 12 months of gains;

      o The Dow Jones realized a milestone as well closing above 24,000 for the first time ever on November 30; and

      o The Nasdaq set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

World markets were also strong in 2017. According to the MSCI AC World Index, which captures all sources of equity returns in 23 developed and 24 emerging markets, world stocks rose every month in 2017. The value of public companies on global stock markets grew by $12.4 trillion during the year.

In 2017, stocks benefitted from increased global demand, growth in corporate profits (especially technology stocks) and an accommodative Federal Reserve. The housing market in the United States continues to grow due to a strong job market, low interest rates and tight inventory. As the year came to a close, President Trump signed the tax reform package, called the "Tax Cuts and Jobs Act," which was seen as a promise kept by then-candidate Trump to accomplish sweeping reform. It is hoped this tax reform will boost economic activity to greater highs.

At First Trust, we are optimistic about the U.S. economy. We also continue to believe that you should invest for the long term and be prepared for market volatility, which can happen at any time. How can you do this? By keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan through your investment. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)

The First Trust Alternative Absolute Return Strategy ETF (the "Fund") seeks to provide investors with long-term total return. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAAR." The Fund is an actively managed exchange-traded fund that seeks to achieve long-term total return through long and short investments in exchange-traded commodity futures contracts ("Commodity Futures") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund does not invest directly in Commodity Futures. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor.

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Futures. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodity Futures. The Fund will invest up to 25% of its total assets in the Subsidiary.

The Subsidiary's holdings primarily consist of Commodity Futures, which are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price at a settlement date in the future. The Fund, through the Subsidiary, engages in trading on commodity markets both inside and outside of the United States on behalf of the Fund. The Fund, through the Subsidiary, may invest in a range of Commodity Futures and markets as determined by the Fund's investment advisor from time to time. The remainder of the Fund's assets are primarily invested in: (1) U.S. government and agency securities with maturities of five years or less; (2) short-term repurchase agreements; (3) money market instruments; and (4) cash. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodity Futures exposure on a day-to-day basis.

--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL     CUMULATIVE
                                                                                   TOTAL RETURNS    TOTAL RETURNS
                                                                                     Inception        Inception
                                                                  1 Year Ended       (5/18/16)        (5/18/16)
                                                                    12/31/17        to 12/31/17      to 12/31/17

FUND PERFORMANCE
NAV                                                                    6.08%            0.37%            0.60%
Market Price                                                           5.82%            0.33%            0.53%

INDEX PERFORMANCE
3 Month U.S. Treasury Bills + 3%                                       3.92%            3.72%            6.11%
Bloomberg Commodity Index                                              1.70%            2.72%            4.45%
S&P 500(R) Index                                                      21.83%           20.31%           34.97%
--------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR) (CONTINUED)

----------------------------------------------------------------------------------------------
                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 18, 2016 - DECEMBER 31, 2017

            First Trust Alternative
                Absolute Return          3 Month U.S.            Bloomberg       S&P 500(R)
              Strategy ETF (FAAR)     Treasury Bills + 3%     Commodity Index       Index
5/18/16            $10,000                 $10,000               $10,000          $10,000
6/30/16              9,930                  10,041                10,407           10,274
12/31/16             9,483                  10,212                10,271           11,077
6/30/17              9,500                  10,398                 9,731           12,112
12/31/17            10,060                  10,612                10,446           13,495
----------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of investments and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 19, 2016 (commencement of trading) through December 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/19/16 - 12/31/16          72               40              0              0
1/1/17 - 12/31/17           43               70             68              7

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/19/16 - 12/31/16          27               16              2              0
1/1/17 - 12/31/17           44               17              2              0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                                 ANNUAL REPORT
                         DECEMBER 31, 2017 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust"), located in Wheaton, Illinois, is the investment advisor, commodity pool operator and commodity trading advisor to the First Trust Alternative Absolute Return Strategy ETF (the "Fund" or "FAAR"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust serves as advisor for four mutual fund portfolios, ten exchange-traded funds consisting of 128 series, 16 closed-end funds, a variable insurance trust consisting of three series and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), also located in Wheaton, Illinois.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER

ROB A. GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER

                                   COMMENTARY

The Fund is an actively managed exchange-traded fund ("ETF"). The Fund's investment objective is to seek to provide investors with long-term total return. For performance measurement, the Fund is benchmarked to the unmanaged Bloomberg Commodity Index (the "Benchmark"), the Three Month U.S. Treasury Bill return + 3.0% annually, and the S&P 500(R) Index. This commentary discusses the 12-month market and Fund performance ended December 31, 2017.

OVERALL MARKET RECAP

U.S. economic growth increased in 2017 over 2016, with the average annualized quarterly growth rate increasing to 2.7% in 2017 from 1.9% in 2016. The unemployment rate declined throughout the year, falling from 4.7% to 4.1%. The total number of non-farm payroll jobs added to the U.S. economy during the fiscal period, as measured by the Bureau of Labor Statistics, was approximately
2.05 million.

The improving performance of the U.S. economy and the decline in the unemployment rate prompted the Federal Reserve Open Market Committee (FOMC) to continue to raise the Fed Funds rate. As a result, short-term interest rates are up approximately 0.75% in the past year. For the first time since 2008, an investor can earn more than 1.00% on an annualized basis by investing in U.S. 3 Month Government T-Bills. The FOMC also announced a plan to gradually reduce the size of its bloated balance sheet, further confirming their view that the U.S. economy is finally recovering from the Global Financial Crisis of 2008-2009.

The U.S. equity markets posted strong positive performance for the fiscal period while simultaneously displaying extremely low levels of volatility. As measured by the S&P 500(R) Index, operating earnings were up 17.6% year over year and the total return for the S&P 500(R) Index was 21.83% for the fiscal period. Despite a raucous political environment ushered in by the new administration, volatility was extremely subdued in the equity markets with no negative return months for the S&P 500(R) Index. In fact, the S&P 500(R) Index is now up for fourteen straight months.

Commodity markets, as measured by the Benchmark, returned 1.70% during the fiscal period. The standout sectors for the year were industrial and precious metals, which rallied strongly throughout the year, finishing up 29.35% and 10.94%, respectively. Offsetting those gains was the weak performance from the agricultural and energy sectors which declined by -11.05% and -4.31%, respectively.

FUND PERFORMANCE

The Fund's performance for the 12 months ended December 31, 2017 was 6.08% on a net asset value ("NAV") basis and 5.82% on a market price basis. The Fund's benchmarks, (Bloomberg Commodity Index, 3 Month U.S. Treasury Bills + 3.0%, and S&P 500(R) Index) returned 1.70%, 3.92%, and 21.83%, respectively.

The global commodity market is made up of several separate markets including agriculture, livestock, energy, industrial metals, and precious metals. These commodities are the building blocks of every economy in the world. Holding a physical commodity is not practical for most investors, but the futures market provides an alternative way to seek exposure to commodities. The Fund employs an investment style that seeks to profit from rising and falling commodity prices by purchasing futures contracts in commodities that are anticipated to rise in

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                                 ANNUAL REPORT
                         DECEMBER 31, 2017 (UNAUDITED)

price and shorting or selling futures contracts in commodities that are anticipated to fall in price. Commodities and their respective futures contracts can be very volatile in price and there is no guarantee that the Fund managers will correctly anticipate which commodity futures contracts will rise or fall in price.

During the performance period, the Fund held allocations in 27 different commodities contracts. The Fund's average long and short exposure during the period was 47.8% and -31.5%, respectively. The average gross exposure (long positions + absolute value of short positions) was 79.3% and the average net exposure was positive 16.3%. The average gross sector allocations were 15.2% energy, 6.6% industrial metals, 7.7% precious metals, 36.3% agricultural, and 13.5% livestock. As of December 31, 2017, the Fund's gross exposure was 89.5%, comprised of 48.5% long positions and 41.0% short positions. The Fund's largest exposure was a 7.3% long position in Brent oil with the second largest exposure a 7.17% short exposure to CBOT corn.

The Fund's best performing allocations during the fiscal period were long positions in feeder cattle and gas-oil. The Fund's profits from feeder cattle occurred primarily in the first and second quarter of the fiscal period as feeder cattle prices rose strongly during the March through early June time period. The Fund was positioned for the rally with an average long allocation of 6.9% in the first half of the year. The second half of the year saw feeder cattle rally in September and October only to sell off in November and December. The Fund's feeder cattle positions during the second half of the year were on average a positive 3.8%. The Fund's profits from gas-oil futures occurred primarily in the second half of the fiscal period. In July, the Fund entered into a long position in gas-oil futures and proceeded to stay long the rest of the year. On average, the gas-oil allocation in the second half of the year was positive 6.99%. The position benefitted the Fund as gas-oil proceeded to rally 40.9%, as measured by the Bloomberg gas-oil index, in the second half of the year.

The Fund's worst performing allocations during the fiscal period were its allocations to cocoa and lean hogs. While driven by different factors, both cocoa and lean hog prices experienced multiple episodes of large price swings. Rapid ascents were quickly followed by swift declines making profit windows small and profitable positioning difficult.

Other positions that added to the returns during the fiscal period were the industrial metals contracts (copper, aluminum, nickel, and zinc), cotton, and sugar. Detracting from performance were positions natural gas, silver, and soybeans.

Please see the Consolidated Portfolio of Investments for a complete list of all positions within the portfolio as of December 31, 2017.

MARKET AND FUND OUTLOOK

We believe the Fund is well positioned to achieve its investment objective of seeking to provide investors with long-term total return. We believe that the Fund is currently broadly diversified across commodity futures and commodity sectors with a variety of long and short positions in anticipation of rising and falling prices. Additionally, we believe that the investment strategy employed by the Fund results in long/short commodity exposures that are not highly correlated to long positions in stock, bonds, or commodities; therefore, we believe the Fund could potentially decrease portfolio volatility, enhance overall return, and provide meaningful diversification to an asset allocation strategy.

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2017 (UNAUDITED)

As a shareholder of First Trust Alternative Absolute Return Strategy ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING           ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   JULY 1, 2017     DECEMBER 31, 2017       PERIOD         PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ALTERNATIVE ABSOLUTE RETURN
   STRATEGY ETF (FAAR)
Actual                                              $1,000.00           $1,058.60            0.95%            $4.93
Hypothetical (5% return before expenses)            $1,000.00           $1,020.42            0.95%            $4.84


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (July 1, 2017 through December 31, 2017), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2017

Besides the following listed futures contracts of the Fund's wholly-owned subsidiary, there were no investments held by the Fund at December 31, 2017. Aggregate cost for federal income tax purposes was $0. As of December 31, 2017, the aggregate gross unrealized appreciation for all futures contracts in which there was an excess of value over tax cost was $196,289 and the aggregate gross unrealized depreciation for all futures contracts in which there was an excess of tax cost over value was $69,201. The net unrealized appreciation was $127,088.

The following futures contracts of the Fund's wholly-owned subsidiary were open at December 31, 2017 (see Note 2B - Futures Contracts in the Notes to Consolidated Financial Statements):

                                                                                            UNREALIZED
                                             NUMBER          NOTIONAL       EXPIRATION    APPRECIATION/
                                          OF CONTRACTS        VALUE            DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
--------------------------------------------------------------------------------------------------------
Brent Crude Futures                            8          $      534,960      Jan-18      $       34,436
Cocoa Futures                                  8                 151,360      Mar-18             (16,380)
Copper Futures                                 3                 247,538      Mar-18              15,420
Cotton No. 2 Futures                           2                  78,630      Mar-18               1,565
Gasoline RBOB Futures                          5                 380,793      Feb-18              23,193
Gold 100 Oz Futures                            1                 130,930      Feb-18               1,250
LME Lead Futures                               1                  62,187      Mar-18                 456
LME Nickel Futures                             1                  76,560      Mar-18               9,792
LME Zinc Futures                               2                 166,275      Mar-18               8,500
Low Sulphur Gasoil "G" Futures                 8                 480,200      Jan-18              33,853
Natural Gas Futures                            7                 206,710      Jan-18              17,430
NY Harbor ULSD Futures                         1                  85,839      Feb-18               5,419
Platinum Futures                               2                  93,830      Apr-18               5,320
Silver Futures                                 1                  85,725      Mar-18                  88
Soybean Futures                                5                 240,438      Mar-18              (5,329)
Soybean Meal Futures                           8                 253,440      Mar-18              (6,656)
Soybean Oil Futures                            5                  99,780      Mar-18              (1,293)
Sugar #11 (World) Futures                      5                  84,896      Feb-18               1,086
WTI Crude Futures                              5                 302,200      Feb-18              16,510
                                                          --------------                  --------------
                                                          $    3,762,291                  $      144,660
                                                          --------------                  --------------

--------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
--------------------------------------------------------------------------------------------------------
Cattle Feeder Futures                          3              $ (214,013)     Mar-18      $         (675)
Coffee "C" Futures                             9                (425,925)     Mar-18              (3,187)
Corn Futures                                  30                (526,125)     Mar-18               2,672
KC HRW Wheat Futures                          21                (448,612)     Mar-18               8,299
Lean Hogs Futures                             11                (315,810)     Feb-18              (3,879)
Live Cattle Futures                            6                (291,720)     Feb-18              (3,680)
LME Primary Aluminum Futures                   2                (113,575)     Mar-18              (6,188)
Natural Gas Futures                           13                (364,520)     Jun-18             (13,401)
Wheat (CBT) Futures                           24                (512,400)     Mar-18              11,000
                                                          --------------                  --------------
                                                          $   (3,212,700)                 $       (9,039)
                                                          --------------                  --------------
                                            TOTAL         $       549,591                 $      135,621
                                                          ==============                  ==============


                See Notes to Consolidated Financial Statements            Page 7

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2017

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

                                                   ASSETS TABLE
                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       12/31/2017        PRICES          INPUTS          INPUTS
                                                      ------------    ------------    ------------    ------------
Futures Contracts...................................  $    196,289    $    196,289    $         --    $         --
                                                      ============    ============    ============    ============


                                               LIABILITIES TABLE
                                                                                        LEVEL 2         LEVEL 3
                                                         TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       12/31/2017        PRICES          INPUTS          INPUTS
                                                      ------------    ------------    ------------    ------------
Futures Contracts...................................  $    (60,668)   $    (60,668)   $         --    $         --
                                                      ============    ============    ============    ============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.


Page 8          See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2017

ASSETS:
Cash...................................................................       $    7,052,496
Cash segregated as collateral for open futures contracts...............              147,034
Receivables:
   Variation margin....................................................              196,289
   Due from broker.....................................................                8,480
                                                                              --------------
   Total Assets........................................................            7,404,299
                                                                              ==============
LIABILITIES:
Payables:
   Variation margin....................................................               60,668
   Investment advisory fees............................................                5,948
                                                                              --------------
   Total Liabilities...................................................               66,616
                                                                              --------------
NET ASSETS.............................................................       $    7,337,683
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $    7,202,641
Par value..............................................................                2,500
Accumulated net investment income (loss)...............................               (3,079)
Accumulated net realized gain (loss) on futures........................                   --
Net unrealized appreciation (depreciation) on futures..................              135,621
                                                                              --------------
NET ASSETS.............................................................       $    7,337,683
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        29.35
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              250,002
                                                                              ==============


                See Notes to Consolidated Financial Statements            Page 9

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

INVESTMENT INCOME:
Interest...............................................................       $       34,438
                                                                              --------------
   Total investment income.............................................               34,438
                                                                              --------------
EXPENSES:
Investment advisory fees...............................................               53,100
                                                                              --------------
   Total expenses......................................................               53,100
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................             (18,662)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on futures....................................              255,344
Net change in unrealized appreciation (depreciation) on futures........              158,345
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              413,689
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $      395,027
                                                                              ==============


Page 10         See Notes to Consolidated Financial Statements

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            YEAR               PERIOD
                                                                                            ENDED               ENDED
                                                                                         12/31/2017        12/31/2016 (a)
                                                                                       --------------      --------------
OPERATIONS:
Net investment income (loss).........................................................  $      (18,662)     $      (14,853)
Net realized gain (loss).............................................................         255,344            (117,437)
Net change in unrealized appreciation (depreciation).................................         158,345             (22,724)
                                                                                       --------------      --------------
Net increase (decrease) in net assets resulting from operations......................         395,027            (155,014)
                                                                                       --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................        (207,452)                 --
                                                                                       --------------      --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................       7,266,827           3,000,060
Cost of shares redeemed..............................................................      (2,961,765)                 --
                                                                                       --------------      --------------
Net increase (decrease) in net assets resulting from shareholder transactions........       4,305,062           3,000,060
                                                                                       --------------      --------------
Total increase (decrease) in net assets..............................................       4,492,637           2,845,046
NET ASSETS:
Beginning of period..................................................................       2,845,046                  --
                                                                                       --------------      --------------
End of period........................................................................  $    7,337,683      $    2,845,046
                                                                                       ==============      ==============
Accumulated net investment income (loss) at end of period............................  $       (3,079)     $      (32,309)
                                                                                       ==============      ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................         100,002                  --
Shares sold..........................................................................         250,000             100,002
Shares redeemed......................................................................        (100,000)                 --
                                                                                       --------------      --------------
Shares outstanding, end of period....................................................         250,002             100,002
                                                                                       ==============      ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on May 9, 2016, in order to provide initial capital required by SEC rules.


                See Notes to Consolidated Financial Statements           Page 11

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                   FOR THE PERIOD
                                                                      YEAR         5/18/2016 (a)
                                                                      ENDED           THROUGH
                                                                   12/31/2017        12/31/2016
                                                                 --------------    --------------
Net asset value, beginning of period............................   $    28.45        $    30.00
                                                                   ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................        (0.10) (b)        (0.15)
Net realized and unrealized gain (loss).........................         1.83             (1.40)
                                                                   ----------        ----------
Total from investment operations................................         1.73             (1.55)
                                                                   ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.83)               --
                                                                   ----------        ----------
Net asset value, end of period..................................   $    29.35        $    28.45
                                                                   ==========        ==========
TOTAL RETURN (c)................................................         6.08%            (5.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $    7,338        $    2,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.95%             0.95% (d)
Ratio of net investment income (loss) to average net assets.....        (0.33)%           (0.82)% (d)
Portfolio turnover rate (e).....................................            0%                0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established. First Trust Portfolios L.P. seeded the Fund on May 9, 2016 in order to provide initial capital required by SEC rules.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.


Page 12         See Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               DECEMBER 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Alternative Absolute Return Strategy ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FAAR on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on May 18, 2016. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." The Fund's Creation Units are generally issued and redeemed for cash or, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary III (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts ("Commodities Futures"). The Fund does not invest directly in Commodities Futures. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               DECEMBER 31, 2017

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of December 31, 2017, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Consolidated Statement of Operations.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Consolidated Statement of Operations. This daily fluctuation in value of the contracts is also known as variation margin and is included as "Variation margin" payable or receivable on the Consolidated Statement of Assets and Liabilities.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               DECEMBER 31, 2017

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. At December 31, 2017, the Fund had restricted cash held of $147,034, which is included in "Cash segregated as collateral for open futures contracts" on the Consolidated Statement of Assets and Liabilities.

D. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income, if any, is recorded on the accrual basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal years ended December 31, 2017 and 2016 was as follows:

Distributions paid from:                 2017                     2016
Ordinary income                     $      207,452           $            --

As of December 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

                                                        Net
         Undistributed         Accumulated          Unrealized
           Ordinary            Capital and         Appreciation
            Income             Other Gains        (Depreciation)
        ---------------      ---------------      ---------------
            $ 3,533              $ 8,533             $ 127,088

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2017, the Fund had no capital loss carryforwards outstanding for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016 and 2017 remain open to federal and state audit. As of December 31, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's consolidated financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               DECEMBER 31, 2017

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on futures on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on futures. These adjustments are primarily due to the difference between book and tax treatment of net investment income from the Subsidiary. The results of operations and net assets were not affected by these adjustments. For the year ended December 31, 2017, the adjustments for the Fund were as follows:

          Accumulated          Accumulated
        Net Investment        Net Realized            Paid-in
         Income (Loss)         Gain (Loss)            Capital
        ---------------      ---------------      ---------------
           $ 255,344           $ (255,344)             $ --

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (see Note 3).

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, and resulted in additional disclosure for derivative instruments within the Consolidated Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund's and the Subsidiary's portfolios, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. The Subsidiary does not pay First Trust a separate management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               DECEMBER 31, 2017

                     4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, derivatives and in-kind transactions, were $0 and $0, respectively.

For the year ended December 31, 2017, the Fund did not have any in-kind purchases or sales.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Subsidiary at December 31, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

                                                   ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                                      --------------------------------------------    --------------------------------------------
                                               CONSOLIDATED                                    CONSOLIDATED
DERIVATIVES                              STATEMENT OF ASSETS AND                         STATEMENT OF ASSETS AND
INSTRUMENT        RISK EXPOSURE            LIABILITIES LOCATION           VALUE            LIABILITIES LOCATION           VALUE
--------------    ----------------    ------------------------------   -----------    ------------------------------   -----------
Futures           Commodity Risk      Variation Margin Receivable      $  196,289     Variation Margin Payable         $   60,668

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the year ended December 31, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.


CONSOLIDATED STATEMENT OF OPERATIONS LOCATION
-----------------------------------------------------------------------------
COMMODITY RISK EXPOSURE
Net realized gain (loss) on futures                               $   255,344
Net change in unrealized appreciation (depreciation) on futures       158,345

During the year ended December 31, 2017, the notional values of futures contracts opened and closed were $58,393,222 and $53,834,949, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                               DECEMBER 31, 2017

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2019.

8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF AND SUBSIDIARY:

OPINION ON THE CONSOLIDATED FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL HIGHLIGHTS

We have audited the accompanying consolidated statement of assets and liabilities of First Trust Alternative Absolute Return Strategy ETF and Subsidiary (the "Fund"), a series of the First Trust Exchange-Traded Fund VII, including the consolidated portfolio of investments, as of December 31, 2017, the related consolidated statement of operations for the year then ended and the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods presented, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2018

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                         DECEMBER 31, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                                TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2017, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider the Fund's investment objective, risks, charges and expenses carefully before investing. You can download the Fund's prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of First Trust Exchange-Traded Fund VII.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTION RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Commodity Futures typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity, derivative may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                         DECEMBER 31, 2017 (UNAUDITED)

FOREIGN COMMODITY MARKETS RISK. Trading on commodity markets outside the United States is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund determines its net assets in United States dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The frequent trading of futures contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests in futures contracts, which may be less liquid than other types of investments. The illiquidity of futures contracts could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. INVESTMENT RISK. Transactions on non-U.S. exchanges present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO TURNOVER RISK. The Subsidiary's higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                         DECEMBER 31, 2017 (UNAUDITED)

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may sell Commodity Futures short. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of the underlying commodity, the Fund will realize a loss on the transaction. The Fund bears the risk of unlimited loss on contracts it sells short, as the price at which the Fund would need to cover a short position could theoretically increase without limit.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodity Futures (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that in September 2016 the Internal Revenue Service released proposed Regulations that, if finalized in the form proposed, would limit the qualifying income from the Subsidiary to the income distributed in the same year in which the income is required to be included in the income of the Fund under the controlled foreign corporation rules. The Fund intends to distribute the income in the same year as the income is required to be included, but a failure to do so could cause the Fund to have non-qualifying income and potentially lose RIC status.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Commodities Futures may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Fund.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                         DECEMBER 31, 2017 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 E. Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's respective statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST    DIRECTORSHIPS
                                 AND YEAR FIRST                                                  FUND COMPLEX     HELD BY TRUSTEE
   NAME, YEAR OF BIRTH AND         ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o  Indefinite Term    Physician; Officer, Wheaton Orthopedics;        151        None
(1951)                                                Limited Partner, Gundersen Real Estate
                                o  Since Inception    Limited Partnership (June 1992 to
                                                      December 2016); Member, Sportsmed
                                                      LLC (April 2007 to November 2015)


Thomas R. Kadlec, Trustee       o  Indefinite Term    President, ADM Investor Services, Inc.          151        Director of ADM
(1957)                                                (Futures Commission Merchant)                              Investor Services,
                                o  Since Inception                                                               Inc., ADM
                                                                                                                 Investor Services
                                                                                                                 International,
                                                                                                                 Futures Industry
                                                                                                                 Association, and
                                                                                                                 National Futures
                                                                                                                 Association

Robert F. Keith, Trustee        o  Indefinite Term    President, Hibs Enterprises (Financial and      151        Director of Trust
(1956)                                                Management Consulting)                                     Company of
                                o  Since Inception                                                               Illinois


Niel B. Nielson, Trustee        o  Indefinite Term    Managing Director and Chief Operating           151        Director of
(1954)                                                Officer (January 2015 to Present), Pelita                  Covenant
                                o  Since Inception    Harapan Educational Foundation                             Transport, Inc.
                                                      (Educational Products and Services);                       (May 2003 to
                                                      President and Chief Executive Officer                      May 2014)
                                                      (June 2012 to September 2014), Servant
                                                      Interactive LLC (Educational Products and
                                                      Services); President and Chief Executive
                                                      Officer (June 2012 to September 2014),
                                                      Dew Learning LLC (Educational Products
                                                      and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee and  o  Indefinite Term    Chief Executive Officer, First Trust            151        None
Chairman of the Board                                 Advisors L.P. and First Trust Portfolios
(1955)                          o  Since Inception    L.P.; Chairman of the Board of Directors,
                                                      BondWave LLC (Software Development
                                                      Company) and Stonebridge Advisors LLC
                                                      (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                         DECEMBER 31, 2017 (UNAUDITED)

                                POSITION AND              TERM OF OFFICE
                                  OFFICES                  AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 NAME AND YEAR OF BIRTH          WITH TRUST                   SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief           o  Indefinite Term      Managing Director and Chief Financial Officer
(1966)                   Executive Officer                                     (January 2016 to Present), Controller (January 2011
                                                       o  Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                               to January 2016), First Trust Advisors L.P. and First
                                                                               Trust Portfolios L.P.; Chief Financial Officer
                                                                               (January 2016 to Present), BondWave LLC
                                                                               (Software Development Company) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)


Donald P. Swade          Treasurer, Chief Financial    o  Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                   Officer and Chief                                     President (April 2012 to July 2016), First Trust
                         Accounting Officer            o  Since January 2016   Advisors L.P. and First Trust Portfolios L.P.


W. Scott Jardine         Secretary and Chief           o  Indefinite Term      General Counsel, First Trust Advisors L.P. and First
(1960)                   Legal Officer                                         Trust Portfolios L.P.; Secretary and General
                                                       o  Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                               Advisors LLC


Daniel J. Lindquist      Vice President                o  Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                         First Trust Portfolios L.P.
                                                       o  Since Inception


Kristi A. Maher          Chief Compliance              o  Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                   Officer and                                           and First Trust Portfolios L.P.
                         Assistant Secretary           o  Since Inception



Roger F. Testin          Vice President                o  Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                         First Trust Portfolios L.P.
                                                       o  Since Inception


Stan Ueland              Vice President                o  Indefinite Term      Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                         First Trust Portfolios L.P.
                                                       o  Since Inception

-----------------------------
(2) Officers of the Trust have an indefinite term. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                         DECEMBER 31, 2017 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

May 2017

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


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


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


FIRST TRUST

First Trust Exchange-Traded Fund VII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $56,000 for the fiscal year ended December 31, 2016 and $28,000 for fiscal year ended December 31, 2017.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $183.82 for the fiscal year ended December 31, 2016, and $0 for the fiscal year ended December 31, 2017.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $7,000 for the fiscal year ended December 31, 2016, and $0 for the fiscal year ended December 31, 2017.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $6,000 for the fiscal year ended December 31, 2016 and $6,000 for fiscal year ended December 31, 2017.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended December 31, 2016, and $0 for the fiscal year ended December 31, 2017.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended December 31, 2016, and $0 for the fiscal year ended December 31, 2017.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended December 31, 2016, and $0 for the fiscal year ended December 31, 2017.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

(e)(2) The percentage of services described in each of paragraphs (b) through
       (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year ended December 31, 2016 were $6,000 for the registrant, $13,000 for the registrant's investment adviser and $32,500 for the registrant's distributor and for the registrant's fiscal year ended December 31, 2017 were $6,000 for the registrant, $44,000 for the registrant's investment adviser and $63,400 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VII
                 ----------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: January 22, 2018
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: January 22, 2018
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: January 22, 2018
     ------------------

* Print the name and title of each signing officer under his or her signature.